Shareholder Report, Average Annual Return (Details) 190872_Brown Advisory Tax-Exempt Sustainable Bond Fund_Investor Shares_TSR Annual {Investor Shares}	12 Months Ended	60 Months Ended	79 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Investor Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Average Annual Return, Percent	6.14%	0.97%	1.37%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	7.03%	1.05%	1.81%
Bloomberg Municipal 1-15 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal 1-15 Year Index
Average Annual Return, Percent	5.49%	1.33%	1.87%